Employee Post-retirement Benefits - Target Asset Allocations (Details)	Dec. 31, 2025	Dec. 31, 2024
Canada
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
Canada | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	70.00%
Percentage of Plan Assets	70.00%	55.00%
Canada | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	30.00%
Percentage of Plan Assets	30.00%	24.00%
Canada | Cash investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	0.00%
Percentage of Plan Assets	0.00%	21.00%
U.S.
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	50.00%
Percentage of Plan Assets	50.00%	50.00%
U.S. | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	50.00%
Percentage of Plan Assets	49.00%	50.00%
U.S. | Cash investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation (as a percent)	0.00%
Percentage of Plan Assets	1.00%	0.00%